Investor A Institutional [Member] Investment Strategy - Investor A, Institutional - BlackRock Emerging Markets ex-China Fund	Apr. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
Under normal market conditions, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in securities of issuers located in countries with developing capital markets (other than China), and derivatives with similar economic characteristics. Investments in derivatives are counted toward the Fund’s 80% policy to the extent that they provide investment exposure to the securities included within that policy or to one or more market risk factors associated with such securities.
For purposes of the Fund’s 80% policy, issuers located in countries with developing capital markets (other than China) are issuers that are located in a country that is a constituent country of the MSCI Emerging Markets ex China Index. The Fund considers an issuer to be located in a country if (1) the issuer is organized under the laws of or maintains its principal place of business in such country, (2) the issuer’s securities are traded principally in such country, or (3) at least 50% of the issuer’s assets, gross revenues or profits in any one of the last two years represents assets or activities located in such country. The Fund normally invests in at least three countries at any given time. Except as described herein, there are no other limits on the geographic allocation of the Fund’s investments. Because of the difficulty of investing substantial sums in some developing capital markets, in certain markets, the Fund may limit its investments to a relatively small number of large, actively-traded companies. The Fund may also gain exposure to securities of issuers located in countries with developing capital markets (other than China) through its investments in other investment companies, including exchange-traded funds, that invest in such securities.
The Fund can invest in securities denominated in either U.S. dollars or foreign currencies.
From time to time the Fund may invest in shares of companies through initial public offerings (“IPOs”). The Fund may also invest in fixed income securities issued by companies and governments in countries with developing capital markets, as well as mezzanine investments. The Fund may invest in fixed income securities of any maturity or credit quality, including investments rated below investment grade.
The Fund may, when consistent with the Fund’s investment objective, buy or sell options or futures on a security or an index of securities and may buy options on a currency or a basket of currencies, or enter into interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives).
To gain exposure to certain securities or markets, the Fund may invest in participation notes issued by banks, broker-dealers and other financial institutions or other structured or derivative instruments that are designed to replicate, or otherwise provide exposure to, the performance of that security or market. Participation notes are typically used when a direct investment in the underlying security is restricted due to local regulations.
The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.